UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
August 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 18.52%	Value
	Building Material and Garden Equipment - 3.03%
26,267	Lowe's Cos., Inc.	$1,816,888
	Furniture and Related Product Manufacturing - 2.43%
32,814	Leggett & Platt, Inc.	1,457,598
	General Merchandise Stores - 7.00%
13,194	Costco Wholesale Corp.	1,847,820
30,339	Target Corp.	2,357,644
		4,205,464
	Professional, Scientific, and Technical Services - 3.76%
50,848	Insperity, Inc.	2,257,143
	Real Estate - 0.97%
71,729	VEREIT, Inc.	583,874
	Support Activities for Transportation - 1.33%
11,848	C.H. Robinson Worldwide, Inc.	798,910

	TOTAL COMMON STOCKS (Cost $11,706,508)	11,119,877

	EXCHANGE-TRADED FUNDS - 14.00%
56,443	iShares Floating Rate Bond ETF	2,854,887
26,795	iShares iBoxx $ Investment Grade Corp. Bond ETF	3,083,033
29,357	Vanguard Intermediate-Term Bond ETF	2,469,804
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,410,786)	8,407,724

Principal
Amount	CORPORATE BONDS - 16.34%
	Advertising Agencies - 0.89%
	Omnicom Group, Inc.
$500,000	4.45%, 8/15/2020	536,098
	Aerospace Product and Parts Manufacturing - 0.64%
	Lockheed Martin Corp.
356,000	4.25%, 11/15/2019	386,140
	Agencies, Brokerages, & Other Insurance Related Activities - 0.24%
	Aon PLC
142,000	3.50%, 9/30/2015	142,265
	Beverage Manufacturing - 0.24%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	145,185
	Chemical Manufacturing - 0.81%
	Dow Chem Co.
460,000	4.25%, 11/15/2020	488,840
	Credit Intermediation and Related Activities - 0.10%
	JPMorgan Chase & Co.
59,000	2.60%, 1/15/2016	59,390

	Depository Credit Intermediation - 2.08%
	Citigroup, Inc.
572,000	6.125%, 11/21/2017	623,390
	JPMorgan Chase & Co.
450,000	4.50%, 1/24/2022	480,364
	Wells Fargo & Co.
142,000	4.48%, 1/16/2024	148,380
		1,252,134
	Health and Personal Care Stores - 0.25%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	149,965
	Insurance Carriers and Related Activities - 1.02%
	Cigna Corp.
140,000	8.30%, 1/15/2033	184,334
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	425,707
		610,041
	Investigation and Security Services - 0.18%
	Tyco International Finance
105,000	3.375%, 10/15/2015	105,335
	Machinery Manufacturing - 0.81%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	487,334
	Medical and Diagnostic Laboratories - 0.29%
	Laboratory Corp. of America Holdings
170,000	3.75%, 8/23/2022	173,367
	Medical Equipment and Supplies Manufacturing - 0.16%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	98,001
	Miscellaneous Manufacturing - 1.43%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	857,609
	Motion Picture and Video Industries - 0.89%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	532,847
	Newspaper, Periodical, Book, and Directory Publishers - 0.33%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	200,065
	Non-Depository Credit Intermediation - 0.28%
	American Express Credit
150,000	2.80%, 9/19/2016	152,576
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	16,837
		169,413
	Non-Metallic Mineral Mining and Quarrying - 0.93%
	Potash Corp. of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	555,977
	Office Supplies, Stationery, and Gift Stores - 1.14%
	Staples, Inc.
680,000	2.75%, 1/12/2018	685,125
	Pharmaceutical and Medicine Manufacturing - 1.10%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	662,643

	Securities and Commodity Contracts Intermediation and Brokerage - 0.65%
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	389,142
	Software Publishers - 1.10%
	Symantec Corporation
660,000	2.75%, 6/15/2017	662,136
	Traveler Accommodation - 0.53%
	Marriott International, Inc.
320,000	3.250%, 9/15/2022	317,864
	Utilities - 0.25%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	148,698

	TOTAL CORPORATE BONDS (Cost $9,838,219)	9,815,614

	U.S. TREASURY NOTES - 6.65%
2,300,000	0.625%, 4/30/2018	2,278,079
1,700,000	1.625%, 12/31/2019	1,712,529
	TOTAL U.S. TREASURY NOTES (Cost $3,980,571)	3,990,608

Shares	SHORT-TERM INVESTMENTS - 45.23%
27,165,251	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	27,165,251
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,165,251)	27,165,251

	TOTAL INVESTMENTS IN SECURITIES (Cost $61,101,335) - 100.74%	60,499,074
	Liabilities in Excess of Other Assets - (0.74)%	(442,113)
	NET ASSETS - 100.00%	$60,056,961

ETF	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of August 31, 2015.

WBI Absolute Return Balanced Plus Fund
Schedule of Investments
August 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 15.84%	Value
	Accommodation - 0.79%
2,482	Vail Resorts, Inc.	$267,833
	Administrative and Support Services - 1.64%
17,439	ABM Industries, Inc.	558,222
	Food and Beverage Stores - 2.96%
29,168	Kroger Co.	1,006,296
	Furniture and Related Product Manufacturing - 2.82%
21,563	Leggett & Platt, Inc.	957,828
	General Merchandise Stores - 3.06%
7,439	Costco Wholesale Corp.	1,041,832
	Real Estate - 2.66%
4,521	Equity Lifestyle Properties, Inc.	252,091
80,056	VEREIT, Inc.	651,656
		903,747
	Transportation Equipment Manufacturing - 1.91%
4,589	General Dynamics Corp.	651,776

	TOTAL COMMON STOCKS (Cost $5,545,039)	5,387,534

	EXCHANGE-TRADED FUNDS - 35.37%
34,668	Guggenheim BulletShares 2020 High Yield Corp. Bond ETF	844,166
31,768	Guggneheim BulletShares 2022 Corp. Bond ETF	649,656
8,712	iShares 3-7 Year Treasury Bond ETF	1,075,496
23,353	iShares Floating Rate Bond ETF	1,181,195
20,050	iShares iBoxx $ High Yield Corporate Bond Fund	1,729,112
8,454	PIMCO 0-5 Year High Yield Corp. Bond Index ETF	823,504
9,369	PIMCO Total Return Active ETF	999,485
78,398	PowerShares Financial Preferred Portfolio	1,432,331
142,907	PowerShares Preferred Portfolio	2,089,300
32,563	SPDR Barclays High Yield Bond ETF	1,205,157
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,206,206)	12,029,402

Principal
Amount	U.S. TREASURY NOTES - 4.44%
$1,500,000	1.625%, 12/31/2019	1,511,055
	TOTAL U.S. TREASURY NOTES (Cost $1,497,891)	1,511,055

Shares	SHORT-TERM INVESTMENTS - 46.05%
15,660,751	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	15,660,751
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,660,751)	15,660,751

	TOTAL INVESTMENTS IN SECURITIES (Cost $34,909,887) - 101.70%	34,588,742
	Liabilities in Excess of Other Assets - (1.70)%	(578,749)
	NET ASSETS - 100.00%	$34,009,993

ETF	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of August 31, 2015.

WBI Absolute Return Dividend Income Fund
Schedule of Investments
August 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 56.37%	Value
	Accommodation - 4.05%
2,927	Vail Resorts, Inc.	$315,853
	Building Material and Garden Equipment - 2.01%
2,271	Lowe's Cos., Inc.	157,085
	Chemical Manufacturing - 3.12%
4,472	Daiichi Sankyo Co., Ltd - ADR	85,460
10,064	Sociedad Quimica y Minera de Chile S.A. - ADR	157,804
		243,264
	Computer and Electronic Product Manufacturing - 0.98%
2,330	Tessera Technologies, Inc.	76,284
	Credit Intermediation and Related Activities - 8.06%
8,357	First Defiance Financial Corp.	314,975
10,507	S&T Bancorp, Inc.	314,369
		629,344
	Food and Beverage Stores - 4.06%
14,152	Delhaize Group - ADR	316,156
	Furniture and Related Product Manufacturing - 1.09%
1,914	Leggett & Platt, Inc.	85,020
	Health and Personal Care Stores - 2.98%
14,024	PetMed Express, Inc.	232,518
	Insurance Carriers and Related Activities - 2.33%
542	AmTrust Financial Services, Inc.	31,517
2,639	FBL Financial Group, Inc. - Class A	150,529
		182,046
	Management of Companies and Enterprises - 2.07%
15,323	Brookline Bancorp, Inc.	161,658
	Non-Store Retailers - 2.44%
4,067	GNC Holdings, Inc. - Class A	190,336
	Paper Manufacturing - 3.21%
8,808	Svenska Cellulosa AB SCA - ADR	250,367
	Professional, Scientific, and Technical Services - 7.64%
7,005	Insperity, Inc.	310,952
6,306	Nielsen Holdings PLC (a)	285,220
		596,172
	Real Estate - 4.88%
4,111	Equity Lifestyle Properties, Inc.	229,229
18,615	VEREIT, Inc.	151,526
		380,755
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.01%
3,311	CME Group, Inc.	312,691
	Telecommunications - 3.44%
3,853	j2 Global, Inc.	268,092

	TOTAL COMMON STOCKS (Cost $4,436,095)	4,397,641

	EXCHANGE-TRADED FUNDS - 3.52%
3,267	Vanguard Intermediate-Term Bond ETF	274,853
	TOTAL EXCHANGE-TRADED FUNDS (Cost $275,260)	274,853

Principal
Amount	U.S. TREASURY NOTES - 5.87%
$300,000	0.625%, 11/30/2017	298,361
160,000	1.00%, 5/31/2018	159,949
	TOTAL U.S. TREASURY NOTES (Cost $456,842)	458,310

Shares	SHORT-TERM INVESTMENTS - 73.23%
5,712,615	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	5,712,615
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,712,615)	5,712,615

	TOTAL INVESTMENTS IN SECURITIES (Cost $10,880,812) - 138.99%	10,843,419
	Liabilities in Excess of Other Assets - (38.99)%	(3,042,001)
	NET ASSETS - 100.00%	$7,801,418

ADR	American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2015.

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
August 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 58.00%	Value
	Air Transportation - 3.60%
22,256	Alaska Air Group, Inc.	$1,666,084
	Apparel Manufacturing - 3.02%
16,447	Cintas Corp.	1,397,830
	Building Material and Garden Equipment - 3.03%
20,287	Lowe's Cos., Inc.	1,403,252
	Chemical Manufacturing - 6.93%
13,569	Ecolab, Inc.	1,480,921
7,446	Shire PLC - ADR	1,727,472
		3,208,393
	Computer and Electronic Product Manufacturing - 5.57%
36,215	Broadcom Corp. - Class A	1,871,229
21,638	Tessera Technologies, Inc.	708,428
		2,579,657
	General Merchandise Stores - 2.95%
17,549	Target Corp.	1,363,733
	Insurance Carriers and Related Activities - 6.57%
11,681	Aspen Insurance Holdings Ltd. (a)	536,275
18,700	Selective Insurance Group, Inc.	566,984
16,759	UnitedHealth Group, Inc.	1,939,016
		3,042,275
	Merchant Wholesalers, Non-Durable Goods - 1.57%
8,854	Cardinal Health, Inc.	728,419
	Non-Store Retailers - 3.15%
31,149	GNC Holdings, Inc. - Class A	1,457,773
	Plastics and Rubber Products Manufacturing - 1.99%
9,147	Carlisle Cos., Inc.	921,103
	Professional, Scientific, and Technical Services - 1.45%
15,139	Insperity, Inc.	672,020
	Publishing Industries (except Internet) - 2.86%
30,682	Scholastic Corp.	1,325,769
	Real Estate - 2.96%
24,580	Equity Lifestyle Properties, Inc.	1,370,581
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.01%
14,737	CME Group, Inc.	1,391,762
	Support Activities for Transportation - 1.12%
7,692	C.H. Robinson Worldwide, Inc.	518,671
	Telecommunications - 4.05%
26,984	j2 Global, Inc.	1,877,547
	Utilities - 2.82%
38,300	UGI Corp.	1,305,264
	Waste Management and Remediation Services - 1.35%
12,446	Waste Management, Inc.	623,047

	TOTAL COMMON STOCKS (Cost $26,887,351)	26,853,180

	EXCHANGE-TRADED FUNDS - 2.14%
8,602	iShares iBoxx $ Investment Grade Corp. Bond ETF	989,746
	TOTAL EXCHANGE-TRADED FUNDS (Cost $998,011)	989,746

Principal
Amount	U.S. TREASURY NOTES - 5.58%
$1,400,000	0.625%, 11/30/2017	1,392,353
1,200,000	0.625%, 4/30/2018	1,188,563
	TOTAL U.S. TREASURY NOTES (Cost $2,583,260)	2,580,916

Shares	SHORT-TERM INVESTMENTS - 64.48%
29,851,362	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	29,851,362
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,851,362)	29,851,362

	TOTAL INVESTMENTS IN SECURITIES (Cost $60,319,983) - 130.20%	60,275,204
	Liabilities in Excess of Other Assets - (30.20)%	(13,979,828)
	NET ASSETS - 100.00%	$46,295,376

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2015.

WBI Funds
Notes to the Schedule of Investments
August 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund, the WBI Absolute Return Balanced Plus Fund, the WBI Absolute Return Dividend Income Fund, and the WBI Absolute Return Dividend Growth Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

       U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar, broker quotes, yields, bids, offers and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2015:

WBI Absolute Return Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Manufacturing	$1,457,598	$-	$-	$1,457,598
Professional, Scientific, and Technical Services	2,257,143	-	-	2,257,143
Real Estate, Rental, and Leasing	583,874	-	-	583,874
Retail Trade	6,022,352	-	-	6,022,352
Transportation and Warehousing	798,910	-	-	798,910
Total Common Stocks	11,119,877	-	-	11,119,877
Exchange-Traded Funds	8,407,724	-	-	8,407,724
Corporate Bonds
Accommodation and Food Services	-	317,864	-	317,864
Finance and Insurance	-	2,622,386	-	2,622,386
Health Care and Social Assistance	-	173,367	-	173,367
Information	-	1,395,048	-	1,395,048
Manufacturing	-	2,568,443	-	2,568,443
Mining, Quarrying, and Oil and Gas Extraction	-	555,977	-	555,977
Professional, Scientific, and Technical Services	-	1,198,741	-	1,198,741
Retail Trade	-	835,090	-	835,090
Utilities	-	148,698	-	148,698
Total Corporate Bonds	-	9,815,614	-	9,815,614
U.S. Treasury Notes	-	3,990,608	-	3,990,608
Short-Term Investments	27,165,251	-	-	27,165,251
Total Investments in Securities	$46,692,852	$13,806,222	$-	$60,499,074

WBI Absolute Return Balanced Plus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$267,833	$-	$-	$267,833
Administrative Support and Waste Management	558,222	-	-	558,222
Manufacturing	1,609,604	-	-	1,609,604
Real Estate, Rental, and Leasing	903,747	-	-	903,747
Retail Trade	2,048,128	-	-	2,048,128
Total Common Stocks	5,387,534	-	-	5,387,534
Exchange-Traded Funds	12,029,402	-	-	12,029,402
U.S. Treasury Notes	-	1,511,055	-	1,511,055
Short-Term Investments	15,660,751	-	-	15,660,751
Total Investments in Securities	$33,077,687	$1,511,055	$-	$34,588,742

WBI Absolute Return Dividend Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$315,853	$-	$-	$315,853
Administrative Support and Waste Management	1,124,082	-	-	1,124,082
Management of Companies And Enterprises	268,092	-	-	268,092
Real Estate, Rental, and Leasing	161,658	-	-	161,658
Manufacturing	654,935	-	-	654,935
Professional, Scientific, and Technical Services	596,172	-	-	596,172
Real Estate, Rental, and Leasing	380,755	-	-	380,755
Retail Trade	896,094		-	896,094
Total Common Stocks	4,397,641	-	-	4,397,641
Exchange-Traded Funds	274,853		-	274,853
U.S. Treasury Notes	-	458,310	-	458,310
Short-Term Investments	5,712,615	-	-	5,712,615
Total Investments in Securities	$$10,385,109	$$458,310	$-	$10,843,419

WBI Absolute Return Dividend Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$623,047	$-	$-	$623,047
Finance and Insurance	4,434,037	-	-	4,434,037
Information	3,203,316	-	-	3,203,316
Manufacturing	8,106,983	-	-	8,106,983
Professional, Scientific, and Technical Services	672,020	-	-	672,020
Real Estate, Rental, and Leasing	1,370,581	-	-	1,370,581
Retail Trade	4,224,758	-	-	4,224,758
Transportation and Warehousing	2,184,756	-	-	2,184,756
Utilities	1,305,264	-	-	1,305,264
Wholesale Trade	728,418	-	-	728,418
Total Common Stocks	26,853,180	-	-	26,853,180
Exchange-Traded Funds	989,746	-	-	989,746
U.S. Treasury Notes	-	2,580,916	-	2,580,916
Short-Term Investments	29,851,362	-	-	29,851,362
Total Investments in Securities	$57,694,288	$2,580,916	$-	$60,275,204

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at August 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended August 31, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Average Balance Information

The average monthly market values of purchased and written options during the period ended August 31, 2015, for the WBI Absolute Return Balanced Fund was $4,233 and $29,683, respectively.

Transactions in written options contracts for the period ended August, 2015, are as follows:

WBI Absolute Return Balanced Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	2,450	144,031
Options Closed	(1,625)	(95,196)
Options Exercised	(825)	(48,835)
Outstanding at August 31, 2015	-	$-

The average monthly market values of purchased and written options during the period ended August 31, 2015, for the WBI Absolute Return Balanced Plus Fund was $1,560 and $6,423, respectively.

Transactions in written options contracts for the period ended August 31, 2015, are as follows:

WBI Absolute Return Balanced Plus Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	610	38,958
Options Closed	(90)	(7,391)
Options Exercised	(520)	(31,567)
Outstanding at August 31, 2015	-	$-

The average monthly market values of purchased and written options during the period ended August 31, 2015, for the WBI Absolute Return Dividend Income Fund was $858 and $1,153, respectively.

Transactions in written options contracts for the period ended August 31, 2015, are as follows:

WBI Absolute Return Dividend Income Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	490	18,181
Options Closed	(240)	(6,070)
Options Exercised	(180)	(10,186)
Options Expired	(70)	(1,925)
Outstanding at August 31, 2015	-	$-

The average monthly market values of purchased and written options during the period ended August 31, 2015, for the WBI Absolute Return Dividend Growth Fund was $9,699 and $48,322, respectively.

Transactions in written options contracts for the period ended August 31, 2015, are as follows:

WBI Absolute Return Dividend Growth Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	4,139	288,902
Options Closed	(2,570)	(114,560)
Options Exercised	(1,569)	(174,342)
Outstanding at August 31, 2015	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$61,101,335

Gross unrealized appreciation	$154,716
Gross unrealized depreciation	(756,977)
Net unrealized depreciation	$(602,261)

WBI Absolute Return Balanced Plus Fund

Cost of investments	$34,909,887

Gross unrealized appreciation	$57,028
Gross unrealized depreciation	(378,173)
Net unrealized depreciation	$(321,145)

WBI Absolute Return Dividend Income Fund

Cost of investments	$10,880,812

Gross unrealized appreciation	$38,592
Gross unrealized depreciation	(75,985)
Net unrealized depreciation	$(37,393)

WBI Absolute Return Dividend Growth Fund

Cost of investments	$60,333,105

Gross unrealized appreciation	$381,883
Gross unrealized depreciation	(439,784)
Net unrealized depreciation	$(57,901)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

NOTE 4 – Underlying Investment In Other Investment Companies

As of August 31, 2015, the WBI Absolute Return Balanced Fund, WBI Absolute Return Balanced Plus Fund, WBI Absolute Return Dividend Income Fund and WBI Absolute Return Dividend Growth Fund currently invest 45.23%,  46.05%, 73.23%, and 64.48%, respectively, of their net assets in Invesco STIT - Treasury  Portfolio – Institutional Class.  The investment of each Fund in Invesco STIT - Treasury Portfolio – Institutional Class, represents less than 0.5% of Invesco STIT - Treasury Portfolio – Institutional Class net assets, which was approximately $13.9 billion at August 31, 2015.  If the Advisor determines that it is in the best interest of the Funds and their shareholders, it may redeem its investment.

The performance of the Funds may be directly affected by the performance of the Invesco STIT - Treasury  Portfolio – Institutional Class.  The investment strategy of Invesco STIT - Treasury  Portfolio – Institutional Class:  investing at least 80% of assets in U.S. Government securities; primarily investing in high quality U.S. dollar-denominated short-term debt obligations including  municipal securities, tax-exempt commercial paper, and cash equivalents; generally maintaining a dollar-weighted average maturity of 60 days or less.  The net expense ratio per the August 31, 2014 Annual Report of Invesco STIT - Treasury Portfolio – Institutional Class was 0.25%.  The financial statements of the The investment strategy of Invesco STIT - Treasury  Portfolio – Institutional Class can be found at Invesco website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds' financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  10/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 10/27/2015

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 10/27/2015

* Print the name and title of each signing officer under his or her signature.